Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events, except as noted below, that would have required adjustment or disclosure in the financial statements.

Offering Status

In April 2026, the Company’s arrangement with its underwriter expired. The Company may pursue alternative underwriting arrangements and to complete the offering. Deferred offering costs of $460,915 recorded as of March 31, 2026 relate to this offering. See Note 7 for the Company’s accounting policy related to deferred offering costs.

Madison Bond Promissory Notes

On May 7, 2026, the Company executed a Promissory Note with Madison Bond in the amount of $75,000 in cash for working capital purposes. The note bears interest at 16% per annum and matures on August 7, 2026. As of the date of these financial statements, the outstanding principal balance under the note was $75,000. See Note 5 for details.

On May 11, 2026, the Company formalized the obligation through a promissory note with Madison Bond related to the advance of $75,000 to the Company to fund legal fees incurred during the three months ended March 31, 2026. The note bears interest at 0% per annum, matures on November 11th, 2026, and requires a balloon payment for the entire principal at maturity. As of the date of these financial statements, the outstanding principal balance under the note was $75,000.

NOTE 14 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events, except as noted below, that would have required adjustment or disclosure in the financial statements.

Issuance of shares

On February 5, 2026, the Company issued 240,400 shares of its common stock to Anson Investments Master Fund LP (“Anson”) pursuant to the agreement entered into on December 8, 2025. Under the agreement, the shares were issued in exchange for the termination of all warrants and other obligations of the Company under the Securities Purchase Agreement dated August 30, 2024.

In connection with the agreement, Anson agreed to limit sales of the Company’s common stock to no more than 10% of the daily trading volume of the Company’s common stock on the Nasdaq Stock Market. The issuance of the shares was made pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended. No underwriting discounts or commissions were paid with respect to the issuance.

Offering Status

In April 2026, the Company’s arrangement with its underwriter expired. The Company may pursue alternative underwriting arrangements and to complete the offering. Deferred offering costs of $460,915 recorded as of March 31, 2026 relate to this offering. See Note 7 for the Company’s accounting policy related to deferred offering costs.

Madison Bond Promissory Notes

On May 7, 2026, the Company executed a Promissory Note with Madison Bond in the amount of $75,000 in cash for working capital purposes. The note bears interest at 16% per annum and matures on August 7, 2026. As of the date of these financial statements, the outstanding principal balance under the note was $75,000. See Note 5 for details.

On May 11, 2026, the Company formalized the obligation through a promissory note with Madison Bond related to the advance of $75,000 to the Company to fund legal fees incurred during the three months ended March 31, 2026. The note bears interest at 0% per annum, matures on November 11th, 2026, and requires a balloon payment for the entire principal at maturity. As of the date of these financial statements, the outstanding principal balance under the note was $75,000.